Other equity - Summary of Foreign Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	₨ 121,697		₨ 118,400	₨ 126,373
Ending balance	131,112	$ 1,535	121,697	118,400
Reserve of exchange differences on translation
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	474		547	201
Exchange differences on translation of foreign operations	87		(68)	345
Allocation to non controlling interest	4		(5)	1
Ending balance	₨ 565	$ 7	₨ 474	₨ 547